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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-22014

                    Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
Pioneer Diversified

                     High Income Trust

 NQ| January 31, 2013

Ticker Symbol:  HNW

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 ASSET BACKED SECURITIES -  1.5% of Net Assets

   906,477(a)

 CCC/Caa1

 Aircraft Finance Trust, Series 1999-1A, Class A1, 0.686%, 5/15/24 (144A)

 $ 407,915

   1,067(a)

 B-/Ba3

 Aircraft Finance Trust, Series 1999-1A, Class A2, 0.706%, 5/15/24 (144A)

   960

   450,000(a)

 AA+/A2

 Bear Stearns Asset Backed Securities Trust, Series 2004-BO1, Class M3, 1.254%, 10/25/34

  399,020

   100,000

 BB/NR

 CarNow Auto Receivables Trust, Series 2012-1A, Class D, 6.9%, 11/15/16 (144A)

   100,222

   699,000(a)

 CCC/Caa2

 Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, 0.404%, 2/25/37

   566,920

   400,036(a)

 D/NR

 Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 0.654%, 3/25/47 (144A)

   222,977

   117,816(a)

 B-/B3

 GSAMP Trust, Series 2006-HE8, Class A2B, 0.334%, 1/25/37

   111,457

   214,984

 BB/NR

 Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)

  218,881

   474,118

 NR/NR

 Westgate Resorts LLC, Series 2012-BA, Class A, 9.5%, 8/20/15 (144A)

   474,492

 TOTAL ASSET BACKED SECURITIES

 (Cost  $2,393,003)

 $ 2,502,844

 COLLATERALIZED MORTGAGE OBLIGATIONS -  0.7% of Net Assets

   172,105(b)

 B/NR

 GSR Mortgage Loan Trust, Series 2004-3F, Class B1, 5.73%, 2/25/34

 $ 171,825

   864,489(a)

 B/Ba2

 Impac CMB Trust, Series 2004-9, Class 1A1, 0.964%, 1/25/35

   810,486

   98,078(a)

 NR/NR

 WaMu Mortgage Pass Through Certificates, Series 2006-AR16, Class 3A1, 4.785%, 12/25/36

   91,049

   100,000(b)

 NR/NR

 Vericrest Opportunity Loan Transferee, Series 2012-NL1A, Class A2, 8.112%, 3/25/49 (144A)

  100,920

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $1,081,220)

 $ 1,174,280

 COMMERCIAL MORTGAGE-BACKED SECURITIES -  0.6% of Net Assets

   150,000

 NR/NR

 Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, 5.214%, 2/11/41

  $153,061

   250,000(b)

 NR/Baa3

 COMM 2012-CCRE2 Mortgage Trust, Series 2012-CR2, Class E, 4.858%, 8/15/45 (144A)

  244,566

   200,000

 NR/NR

 Extended Stay America Trust, Series 2013-ESHM, Class M, 7.625%, 12/5/19 (144A)

  209,000

   173,865(a)

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-FL2A, Class G, 0.566%, 11/15/18 (144A)

   146,998

   200,000(a)

 BBB+/A3

 Morgan Stanley Capital I, Inc., Series 2007-XLF9, Class C, 0.906%, 12/15/20 (144A)

  186,246

 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

 (Cost  $899,826)

 $ 939,871

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  28.3% of Net Assets *

 AUTOMOBILES & COMPONENTS - 1.9%

 Auto Parts & Equipment - 0.7%

   138,007

 B/B1

 Federal-Mogul Corp., Tranche B Term Loan, 2.148%, 12/29/14

 $ 131,365

   70,412

 B/B1

 Federal-Mogul Corp., Tranche C Term Loan, 2.148%, 12/28/15

   67,023

   250,000

 B+/B1

 Metaldyne, LLC, USD Term Loan, 6.0%, 12/18/18

   254,063

   282,863

 B+/Ba3

 TI Group Automotive Systems LLC, Term Loan, 6.75%, 3/14/18

   286,398

   217,520

 BB/Ba2

 Tomkins, LLC/Tomkins, Inc., Term Loan B-2, 3.75%, 9/29/16

   219,967

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Auto Parts & Equipment (continued)

   142,100

 B+/Ba2

 UCI International, Inc., (United Components) Term Loan, 5.5%, 7/26/17

   $143,521

 $ 1,102,337

 Automobile Manufacturers - 0.9%

   1,477,500

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 6.0%, 5/24/17

 $ 1,512,034

 Tires & Rubber - 0.3%

   575,000

 BB/Ba1

 Goodyear Tire & Rubber Co., Extended Second Lien Term Loan, 4.75%, 4/30/19

 $ 583,417

 Total Automobiles & Components

 $ 3,197,788

 CAPITAL GOODS - 3.6%

 Aerospace & Defense - 1.6%

   891,614

 B/Caa1

 API Technologies Corp., Term Loan, 8.75%, 6/27/16

 $ 900,530

   839,946

 B-/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 6.25%, 11/2/18

   857,795

   197,831

 BB-/B1

 Hunter Defense Technologies, Inc., Term Loan, 5.5%, 8/22/14

   185,961

   380,776

 B/B2

 Standard Aero, Ltd., Tranche B-2 Loan, 6.25%, 11/2/18

   388,868

   324,474

 BB-/B1

 TASC, Inc., New Tranche B Term Loan, 4.5%, 12/18/15

   325,995

 $ 2,659,149

 Construction & Farm Machinery & Heavy Trucks - 0.7%

   94,295

 BB/Ba2

 Manitowoc Co., Inc., Term Loan B, 5.25%, 11/13/17

 $ 95,532

   648,375

 B+/Ba3

 Navistar International Corp., Tranche B, Term Loan, 7.0%, 8/17/17

   659,073

   487,084

 B+/B2

 Waupaca Foundry, Inc. Term Loan, 5.75%, 6/29/17

   492,260

 $ 1,246,865

 Electrical Components & Equipment - 0.3%

   563,588

 BB-/Ba2

 WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17

 $ 570,632

 Trading Companies & Distributors - 1.0%

   443,211

 BBB/Ba2

 AWAS Finance Luxembourg 2012 SA, Term Loan, 4.75%, 7/16/18

  447,643

   1,140,000

 B+/Ba3

 WESCO Distribution, Inc., Tranche B-1 Loan, 4.5%, 12/12/19

   1,155,200

 $ 1,602,843

 Total Capital Goods

 $ 6,079,489

 COMMERCIAL  & PROFESSIONAL SERVICES - 1.0%

 Commercial Printing - 0.1%

   203,117

 BB-/Ba3

 Cenveo Corp., Facility Term Loan B, 6.625%, 12/21/16

 $ 204,132

 Environmental & Facilities Services - 0.8%

   1,062,755

 CCC-/Caa2

 Synagro Technologies, Inc., First Lien Term Loan, 2.308%, 4/2/14

  991,019

   292,900

 B+/B1

 Waste Industries USA, Inc., Term Loan B, 4.75%, 3/17/17

   295,097

 $ 1,286,116

 Security & Alarm Services - 0.1%

   206,868

 B+/B1

 Protection One, Inc., Term Loan, 5.75%, 3/21/19

 $ 208,936

 Total Commercial  & Professional Services

 $ 1,699,184

 CONSUMER DURABLES & APPAREL - 0.1%

 Textiles - 0.1%

   142,353

 B/Ba3

 Klockner Pentaplast of America, Inc., (Kleopatra Acquisition Corp), Term Loan B-1, 5.75%, 12/21/16

 $ 145,023

 Total Consumer Durables & Apparel

 $ 145,023

 CONSUMER SERVICES - 2.1%

 Hotels, Resorts & Cruise Lines - 1.0%

   864,063

 NR/NR

 Seven Seas Cruises, Inc., Term Loan B, 3.5%, 12/1/18

 $ 874,863

   864,063

 BB-/Ba2

 Seven Seas Cruises, Inc., Term Loan B, 6.25%, 12/21/18

   874,864

 Restaurants - 0.7%

   547,243

 B+/B1

 Landry's Inc., Term Loan B, 6.5%, 4/24/18

 $ 555,723

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Restaurants (continued)

   544,825

 NR/Ba3

 NPC International, Inc., 2012 Term Loan, 4.5%, 12/28/18

  $ 551,635

 $ 1,107,358

 Specialized Consumer Services - 0.4%

   272,938

 B/Ba3

 Monitronics International, Inc., Term Loan, 5.5%, 3/23/18

 $ 276,350

   434,149

 B+/B1

 Wash MultiFamily Laundry Systems LLC, Term Loan, 7.0%, 8/28/14

   433,877

 $ 710,227

 Total Consumer Services

 $ 3,567,312

 DIVERSIFIED FINANCIAL SERVICES - 0.6%

 Consumer Finance - 0.2%

   400,000

 CCC+/B3

 Springleaf Financial Funding Co., Initial Term Loan, 5.5%, 5/10/17

 $ 402,150

 Other Diversified Financial Services - 0.4%

   147,789

 CCC+/B3

 BNY ConvergEX Group LLC, Second Lien (EZE) Term Loan, 8.75%, 12/18/17

  147,420

   352,211

 CCC+/B3

 BNY ConvergEX Group LLC, Second Lien (TOP) Term Loan, 8.75%, 12/18/17

   351,330

   72,253

 NR/NR

 Long Haul Holdings, Ltd., Facility Term Loan A, 0.0%, 1/12/13

   43,352

   57,668

 NR/NR

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 0.0%, 1/12/13

   34,601

 $ 576,703

 Total Diversified Financial Services

 $ 978,853

 ENERGY - 1.4%

 Coal & Consumable Fuels - 0.6%

   569,250

 B+/B2

 Preferred Proppants LLC, Initial Term Loan B, 7.5%, 12/15/16

 $ 518,017

   450,000

 NR/NR

 PT Bumi Resources Tbk, Term Loan, 11.208%, 8/7/13

   441,000

 $ 959,017

 Environmental Facilities & Services - 0.2%

   280,484

 NR/B3

 Aquilex Holdings LLC, Term Loan, 8.75%, 4/1/16

 $ 281,185

 Oil & Gas Exploration & Production - 0.6%

   400,000

 BB-/Ba3

 Chesapeake Energy Corp., Term Loan, 5.75%, 12/2/17

 $ 411,000

   650,000

 B+/B1

 Samson Investment Co., Initial Term Loan, 6.0%, 9/25/18

   658,938

 $ 1,069,938

 Total Energy

 $ 2,310,140

 FOOD, BEVERAGE & TOBACCO - 0.1%

 Packaged Foods & Meats - 0.1%

   239,690

 B/Ba3

 Del Monte Foods Co., Initial Term Loan, 4.5%, 3/8/18

 $ 241,287

 Total Food, Beverage & Tobacco

 $ 241,287

 HEALTH CARE EQUIPMENT & SERVICES - 3.3%

 Health Care Equipment & Services - 0.1%

   242,550

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar C-1 Term Loan, 5.5%, 5/4/18

 $ 246,795

 Health Care Facilities - 0.9%

   983,916

 BB/Ba3

 CHS/Community Health Systems, Inc., Extended Term Loan, 3.862%, 1/25/17

 $ 994,106

   198,040

 BB/Ba3

 HCA, Inc., Tranche B-2 Term Loan, 3.612%, 3/31/17

   199,773

   82,579

 BB/Ba3

 HCA, Inc., Tranche B-3 Term Loan, 3.452%, 5/1/18

   83,301

   325,000

 NR/B3

 Kindred Healthcare, Inc., Incremental Term Loan, 5.25%, 6/1/18

   325,609

 $ 1,602,789

 Health Care Services - 1.4%

   377,708

 B+/B2

 AccentCare, Inc., Term Loan, 6.5%, 12/22/16

 $ 278,560

   345,706

 B/B1

 Gentiva Health Services, Inc., Term Loan B-1, 6.5%, 8/17/16

   349,811

   341,123

 B/Ba3

 Inventiv Health, Inc., Consolidated Term Loan, 6.5%, 8/4/16

   338,565

   402,825

 NR/NR

 National Mentor Holdings, Inc., Tranche B-1 Term Loan, 6.5%, 2/9/17

   408,867

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Health Care Services (continued)

   243,289

 B/B2

 National Specialty Hospitals, Inc., Initial Term Loan, 8.25%, 2/3/17

  $ 243,289

   344,750

 B/Ba3

 Valitas Health Services, Inc., Term Loan B, 5.75%, 6/2/17

   345,612

   492,500

 NR/B3

 Virtual Radiologic Corp., Term Loan B, 7.75%, 12/22/16

   431,757

 $ 2,396,461

 Health Care Supplies - 0.4%

   240,722

 B+/Ba3

 Alere, Inc., Term Loan B, 4.75%, 6/30/17

 $ 243,215

   368,150

 B+/B1

 Bausch & Lomb, Inc., Parent Term Loan, 5.25%, 5/17/19

   372,982

 $ 616,197

 Health Care Technology - 0.5%

   243,134

 BB-/Ba3

 IMS Health, Inc., Tranche B Dollar Term Loan, 4.5%, 8/26/17

 $ 245,059

   360,000

 CCC/Caa3

 Medical Card System, Inc., Term Loan, 12.25%, 9/17/15

   327,600

   25,510

 B/NR

 Physician Oncology Services, LP, Delayed Draw Term Loan, 7.75%, 1/31/17

   25,510

   209,980

 B/B2

 Physician Oncology Services, LP, Effective Date Term Loan, 7.75%, 1/31/17

   209,980

 $ 808,149

 Total Health Care Equipment & Services

 $ 5,670,391

 HOUSEHOLD & PERSONAL PRODUCTS - 0.5%

 Household Products - 0.2%

   375,646

 B+/Ba3

 SRAM LLC, First Lien Term Loan, 5.75%, 6/7/18

 $ 379,402

 Personal Products - 0.3%

   215,357

 BB-/Ba3

 NBTY, Inc., Term Loan B-1, 4.25%, 10/1/17

 $ 218,705

   243,788

 BB-/Ba3

 Revlon Consumer Products Corp., Term Loan B, 4.75%, 11/19/17

   246,241

 $ 464,946

 Total Household & Personal Products

 $ 844,348

 INSURANCE - 1.8%

 Insurance Brokers - 0.4%

   680,822

 B+/B1

 HUB International, Ltd., 2017 Initial Term Loan, 4.702%, 6/13/17

 $ 691,460

 Multi-Line Insurance - 0.8%

   580,000

 B-/B1

 Alliant Holdings, I LLC  Initial Term Loan, 5.0%, 12/20/19

 $ 586,525

   750,000

 CCC+/B3

 AmWINS Group, Inc., Second Lien, Term Loan, 9.25%, 12/6/19

   772,500

 $ 1,359,025

 Property & Casualty Insurance - 0.6%

   600,000

 CCC/Caa2

 Confie Seguros Holding II  Co., 10.25%, 5/8/19

 $ 603,000

   455,000

 B-/B1

 USI, Inc., Initial Term Loan, 5.25%, 12/27/19

   460,308

 $ 1,063,308

 Total Insurance

 $ 3,113,793

 MATERIALS - 2.1%

 Commodity Chemicals - 0.1%

   198,500

 BB-/B1

 Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 4.25%, 2/15/19

 $ 201,229

 Diversified Chemicals - 0.9%

 EUR

   900,000(c)

 NR/NR

 Dupont Performance Coating, 4.5%,

 $ 1,221,705

   343,000

 B+/B2

 Univar, Inc., Term Loan B, 5.0%, 6/30/17

   346,618

 $ 1,568,323

 Metal & Glass Containers - 0.3%

   512,577

 B/B1

 Tank Holding Corp., Initial Term Loan, 5.5%, 7/9/19

 $ 517,703

 Paper Packaging - 0.3%

   458,025

 B/B2

 Exopack LLC/Cello-Foil Products, Inc., Term Loan B, 6.5%, 5/31/17

 $ 461,269

 Precious Metals & Minerals - 0.1%

   183,375

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 5.25%, 3/15/17

 $ 183,650

 Specialty Chemicals - 0.4%

   250,000

 BB+/Ba1

 Chemtura Corp., Facility Term Loan, 5.5%, 8/29/16

 $ 253,750

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Specialty Chemicals (continued)

   344,239

 BB+/Ba1

 Huntsman International LLC, Extended Term B Loan, 2.757%, 4/19/17

 $ 345,530

 $ 599,280

 Total Materials

 $ 3,531,454

 MEDIA - 2.0%

 Advertising - 0.6%

   972,534

 B+/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 5.0%, 10/9/16

 $ 932,619

 Broadcasting - 0.8%

   533,543

 B+/B2

 FoxCo Acquisition Sub LLC, Initial Term Loan, 5.5%, 7/14/17

 $ 542,880

   404,958

 BB-/Ba3

 TWCC Holding Corp., 2011 Term Loan, 4.25%, 2/13/17

   410,220

   471,717

 B+/B2

 Univision Communications, Inc., Extended First Lien Term Loan, 4.459%, 3/31/17

   474,015

 $ 1,427,115

 Cable & Satellite - 0.3%

   427,110

 B/B1

 WideOpenWest Finance LLC, Term Loan, 6.25%, 7/17/18

 $ 432,902

 Movies & Entertainment - 0.3%

   129,852

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/16

 $ 130,420

   552,933

 D/NR

 Lodgenet Interactive Corp., Closing Date Term Loan, 8.5%, 4/4/14

   388,712

 $ 519,132

 Total Media

 $ 3,311,768

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%

 Biotechnology - 0.8%

   490,000

 BB/B2

 Aptalis Pharma, Inc., Term Loan B-1, 5.5%, 2/10/17

 $ 495,717

   112,993

 BBB-/Ba3

 Warner Chilcott Co., LLC, Term Loan B-2, 4.25%, 3/15/18

   114,311

 –

   504,284

 BBB-/Ba3

 Warner Chilcott Corp., Term Loan B-1, 4.25%, 3/15/18

   510,168

   251,270

 BBB-/Ba3

 WC Luxco S.a.r.l., Term Loan B-3, 4.25%, 3/15/18

   254,202

 $ 1,374,398

 Life Sciences Tools & Services - 0.8%

   1,306,808

 BB-/Ba3

 Catalent Pharma, Inc., Dollar Term Loan, 4.212%, 9/15/16

 $ 1,319,059

 Pharmaceuticals - 0.3%

   581,400

 NR/NR

 KV Pharmaceuticals, 9.0%, 12/5/13

 $ 563,958

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 3,257,415

 REAL ESTATE - 0.1%

 Real Estate Development - 0.1%

   193,750

 B-/Ba3

 Ozburn-Hessey Holding Co., LLC, First Lien Term Loan, 8.25%, 4/8/16

 $ 194,719

 Total Real Estate

 $ 194,719

 RETAILING - 0.5%

 Computer & Electronics Retail - 0.5%

   886,501

 B/B2

 Targus Group International, Inc., Term Loan, 11.0%, 5/24/16

 $ 890,933

 Total Retailing

 $ 890,933

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%

 Semiconductor Equipment - 0.8%

   585,466

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 5.75%, 5/9/18

 $ 593,881

   765,247

 B/B1

 Freescale Semiconductor, Inc., Tranche B Term Loan, 4.465%, 12/1/16

   768,196

 Total Semiconductors & Semiconductor Equipment

 $ 1,362,077

 SOFTWARE & SERVICES - 2.6%

 Application Software - 1.5%

   672,431

 B/Ba3

 Expert Global Solutions, Inc., Advance First Lien Term Loan B, 8.0%, 4/3/18

 $ 679,715

   431,738

 NR/B2

 Houghton Mifflin Co., Term Loan, 7.25%, 5/22/18

   436,055

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Application Software (continued)

   950,001

 BB+/Baa2

 Nuance Communications, Inc., Term Loan C, 3.22%, 3/31/16

   958,017

   500,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

   508,542

 $ 2,582,329

 Data Processing & Outsourced Services - 0.1%

   212,679

 BBB-/Ba2

 Vantiv LLC, Tranche B Term Loan, 3.75%, 3/27/19

 $ 213,476

 Internet Software & Services - 0.2%

   245,625

 BB+/Ba3

 Autotrader.com, Inc., Tranche B-1 Term Loan, 4.0%, 12/15/16

 $ 248,449

 IT Consulting & Other Services - 0.8%

   1,347,567

 BB/Ba3

 SunGuard Data Systems, Inc., Tranche C Term Loan, 3.958%, 2/28/17

 $ 1,362,441

 Total Software & Services

 $ 4,406,695

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%

 Communications Equipment - 0.1%

   242,531

 BB/Ba3

 CommScope, Inc., Tranche 1 Term Loan, 4.25%, 1/14/18

 $ 245,411

 Electronic Components - 0.3%

   477,897

 B/B2

 Scitor Corp., Term Loan, 5.0%, 2/15/17

 $ 476,702

 Total Technology Hardware & Equipment

 $ 722,113

 TELECOMMUNICATION SERVICES - 0.5%

 Integrated Telecommunication Services - 0.5%

   800,000

 NR/NR

 West Corp., Term Loan B-6, 4.5%, 6/30/18

 $ 813,000

 Total Telecommunication Services

 $ 813,000

 TRANSPORTATION - 0.8%

 Air Freight & Logistics - 0.8%

   439,482

 B/B1

 Ceva Group Plc, Dollar Tranche B Pre-Funded L/C Term Loan, 0.262%, 8/31/16

 $ 420,942

   919,588

 B-/B1

 Ceva Group Plc, U.S. Tranche B Term Loan, 5.313%, 8/31/16

   880,793

 Total Transportation

 $ 1,301,735

 UTILITIES - 0.2%

 Electric Utilities - 0.2%

   629,720

 CCC/Caa1

 Texas Competitive Electric Holdings Co., LLC, 2017 Term Loan, 4.81%, 10/10/17

 $ 415,911

 Total Utilities

 $ 415,911

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $47,831,400)

 $ 48,055,428

 CORPORATE BONDS & NOTES -  102.4% of Net Assets

 AUTOMOBILES & COMPONENTS - 1.0%

 Auto Parts & Equipment - 1.0%

   350,000

 B/Caa1

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $ 336,000

   1,140,000(c)

 NR/NR

 Lear Corp., 8.75%, 12/1/16

   –

   1,174,000

 B+/B1

 Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 9/1/17 (144A)

   1,303,140

 Total Automobiles & Components

 $ 1,639,140

 BANKS - 1.8%

 Diversified Banks - 0.9%

   400,000(b)(d)

 BB+/B1

 ABN Amro North American Holding Preferred Capital Repackage Trust I, 3.407%, 12/29/49 (144A)

 $ 400,000

   525,000

 B-/B3

 Banco de Galicia y Buenos Aires, 8.75%, 5/4/18 (144A)

   434,437

   500,000(b)

 NR/Caa3

 Banco Macro SA, 9.75%, 12/18/36

   355,000

 BRL

   350,000

 AAA/NR

 International Finance Corp., 9.25%, 3/15/13

   176,209

   200,000

 NR/Ba2

 Turkiye IS Bankasi AS, 6.0%, 10/24/22 (144A)

   210,000

 $ 1,575,646

 Regional Banks - 0.9%

   600,000(b)(d)

 BBB/Baa3

 PNC Financial Services Group, Inc., 8.25%, 5/29/49

 $ 607,238

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Regional Banks (continued)

   750,000

 BBB-/NR

 UBS AG/Stamford CT, 7.625%, 8/17/22

   824,056

 $ 1,431,294

 Total Banks

 $ 3,006,940

 CAPITAL GOODS - 7.5%

 Aerospace & Defense - 0.9%

   600,000

 B/B3

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $ 615,000

   870,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

   848,250

   90,000

 B/B1

 GeoEye, Inc., 9.625%, 10/1/15

   99,225

 $ 1,562,475

 Building Products - 0.8%

   850,000

 C/Caa3

 New Enterprise Stone & Lime Co., Inc., 11.0%, 9/1/18

 $ 646,000

   300,000

 BB-/B2

 USG Corp., 7.875%, 3/30/20 (144A)

   342,000

   365,000

 BB-/B2

 USG Corp., 9.75%, 8/1/14 (144A)

   405,150

 $ 1,393,150

 Construction & Engineering - 0.9%

   900,000

 B+/B1

 Empresas ICA S.A.B. de C.V., 8.9%, 2/4/21 (144A)

 $ 945,000

   500,000

 BB-/NR

 OAS Investments GMBH, 8.25%, 10/19/19 (144A)

   524,375

 $ 1,469,375

 Construction & Farm Machinery & Heavy Trucks - 1.3%

   458,000

 B+/B3

 American Railcar Industries, Inc., 7.5%, 3/1/14

 $ 459,695

   250,000

 B+/B1

 Lonking Holdings, Ltd., 8.5%, 6/3/16 (144A)

   251,250

   660,000

 CCC+/B3

 Navistar International Corp., 8.25%, 11/1/21

   648,450

   300,000

 NR/NR

 OSX 3 Leasing BV, 9.25%, 3/20/15 (144A)

   309,750

   160,000

 CCC/Caa1

 Stanadyne Holdings, Inc., 10.0%, 8/15/14

   155,600

   500,000(e)

 CCC-/Caa3

 Stanadyne Holdings, Inc., 12.0%, 2/15/15

   365,000

 $ 2,189,745

 Electrical Components & Equipment - 0.5%

   750,000

 B/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $ 787,500

 Industrial Conglomerates - 0.4%

   455,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $ 474,337

 EUR

   90,000

 BB-/Ba3

 Mark IV Europe Lux SCA / Mark IV USA SCA, 8.875%, 12/15/17 (144A)

   131,639

 $ 605,976

 Industrial Machinery - 1.4%

   450,000

 B/B2

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 $ 482,062

   500,000(f)

 NR/WR

 Indalex Holding Corp., 11.5%, 2/1/14

   3,750

   335,000

 B/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

   318,250

   875,000

 CCC+/Caa2

 Mueller Water Products, Inc., 7.375%, 6/1/17

   899,063

   665,000

 B+/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

   611,800

   150,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

   142,500

 $ 2,457,425

 Trading Companies & Distributors - 1.3%

   1,052,000

 B-/B3

 INTCOMEX, Inc., 13.25%, 12/15/14

 $ 1,086,190

   1,090,000

 B-/B3

 TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19 (144A)

   1,155,400

 $ 2,241,590

 Total Capital Goods

 $ 12,707,236

 COMMERCIAL  & PROFESSIONAL SERVICES - 0.1%

 Environmental & Facilities Services - 0.1%

 EUR

   107,128

 D/Caa2

 New Reclamation Group Pty., Ltd., 8.125%, 2/1/13 (144A)

 $ 145,420

 Total Commercial  & Professional Services

 $ 145,420

 COMMERCIAL & PROFESSIONAL SERVICES - 0.0%+

 Environmental & Facilities Services - 0.0%+

   700,000(f)

 NR/WR

 Old AII, Inc., 10.0%, 12/15/16

 $ 7

 Total Commercial & Professional Services

 $ 7

 CONSUMER DURABLES & APPAREL - 3.5%

 Home Furnishings - 0.3%

   535,000

 B+/B3

 Tempur-Pedic International, Inc., 6.875%, 12/15/20 (144A)

 $ 568,438

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Homebuilding - 1.1%

   530,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $ 564,450

   200,000

 BB-/Ba3

 Corporacion GEO SAB de CV, 8.875%, 3/27/22 (144A)

   204,700

   630,000

 NR/Ba3

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

   648,900

   500,000

 NR/Ba3

 Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)

   416,250

 $ 1,834,300

 Housewares & Specialties - 1.4%

   500,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

 $ 527,500

   475,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

   518,937

   1,000,000

 CCC+/B3

 Yankee Candle Co., Inc., 9.75%, 2/15/17

   1,037,510

   350,000(g)

 CCC+/Caa1

 YCC Holdings LLC / Yankee Finance, Inc., 10.25%, 2/15/16

   360,504

 $ 2,444,451

 Leisure Products - 0.7%

 EUR

   275,000

 CCC/Caa2

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $ 330,369

   1,000,000

 B-/B2

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

   800,000

 $ 1,130,369

 Total Consumer Durables & Apparel

 $ 5,977,558

 CONSUMER SERVICES - 5.0%

 Business Services - 0.7%

   750,000

 B/B1

 Sitel LLC / Sitel Finance Corp., 11.0%, 8/1/17 (144A)

 $ 791,250

   600,000

 B-/Caa2

 Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18

   420,000

 $ 1,211,250

 Casinos & Gaming - 1.9%

   500,000(f)

 NR/WR

 Buffalo Thunder Development Authority, 9.375%, 12/15/14 (144A)

 $ 167,500

 EUR

   1,155,000

 CCC/Caa2

 Codere Finance Luxembourg SA, 8.25%, 6/15/15 (144A)

   1,277,801

   500,000

 CCC/Caa2

 Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)

   377,500

   90,000

 NR/NR

 Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20 (144A)

   86,400

   1,615,000(f)(h)

 NR/WR

 Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A)

   129,200

 EUR

   500,000

 CCC+/Caa1

 Peermont Global, Ltd., 7.75%, 4/30/14 (144A)

   654,970

   450,000

 BB-/B1

 Scientific Games International, Inc., 9.25%, 6/15/19

   502,875

 $ 3,196,246

 Hotels, Resorts & Cruise Lines - 0.5%

   400,000

 CCC+/B2

 Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19

 $ 424,000

   325,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

   358,313

 $ 782,313

 Leisure Facilities - 0.6%

 EUR

   300,000

 NR/NR

 Cirsa Funding Luxembourg, 8.75%, 5/15/18

 $ 406,217

 EUR

   500,000

 B+/(P)B3

 Cirsa Funding Luxembourg,, 8.75%, 5/15/18 (144A)

   670,241

 $ 1,076,458

 Restaurants - 0.9%

   1,235,000(e)

 B-/Caa1

 Burger King Capital Holdings LLC, 0.0%, 4/15/19 (144A)

 $ 1,055,925

   400,000

 B/B3

 Burger King Corp., 9.875%, 10/15/18

   457,000

 $ 1,512,925

 Specialized Consumer Services - 0.4%

   150,000

 B/B2

 Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.625%, 3/15/18

 $ 166,500

   500,000

 B-/B3

 StoneMor Operating LLC, 10.25%, 12/1/17

   516,250

 $ 682,750

 Total Consumer Services

 $ 8,461,942

 DIVERSIFIED FINANCIALS - 3.7%

 Asset Management & Custody Banks - 0.4%

   590,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 $ 671,601

 Consumer Finance - 0.3%

   610,000

 NR/NR

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

 $ 542,900

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Investment Banking & Brokerage - 0.2%

   450,000(a)

 BB+/Ba2

 Goldman Sachs Capital II, 4.0%, 6/1/43

 $ 366,750

 Multi-Sector Holdings - 0.4%

   600,000

 B/B2

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $ 630,000

 Other Diversified Financial Services - 2.1%

   6,000,000(e)(h)

 NR/NR

 Fixed Income Trust Series 2012-B, 0.0%, 10/15/97 (144A)

   3,310,440

   300,000(d)

 BB/NR

 Magnesita Finance, Ltd., 8.625%, 4/29/49 (144A)

   319,503

 $ 3,629,943

 Specialized Finance - 0.3%

   425,000

 B+/B2

 National Money Mart Co., 10.375%, 12/15/16

 $ 469,094

 Total Diversified Financials

 $ 6,310,288

 ENERGY - 11.2%

 Coal & Consumable Fuels - 1.2%

   850,000

 B/B1

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

 $ 784,125

   1,000,000

 B/Caa1

 Foresight Energy LLC / Foresight Energy Corp., 9.625%, 8/15/17 (144A)

   1,085,000

   400,000

 CCC+/B3

 James River Coal Co., 7.875%, 4/1/19

   210,000

 $ 2,079,125

 Oil & Gas Drilling - 1.3%

   1,000,000

 CCC+/Caa1

 Ocean Rig UDW, Inc., 9.5%, 4/27/16 (144A)

 $ 1,040,000

   302,000

 B-/B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15

   327,670

   500,000

 B+/B2

 Pioneer Energy Services Corp., 9.875%, 3/15/18

   542,500

   320,000

 B/B1

 Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)

   337,600

 $ 2,247,770

 Oil & Gas Equipment & Services - 1.5%

   1,358,000

 B+/B1

 American Petroleum Tankers Parent LLC / AP Tankers Co., 10.25%, 5/1/15

 $ 1,412,320

   448,000

 B/B3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

   472,640

   330,000

 B/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19

   293,700

 NOK

   1,000,000(a)

 NR/NR

 Transocean Norway Drilling AS, 8.96%, 2/24/16

   191,679

 NOK

   1,000,000

 NR/NR

 Transocean Norway Drilling AS, 11.0%, 2/24/16

   192,137

 $ 2,562,476

 Oil & Gas Exploration & Production - 7.0%

   505,000

 BB-/B1

 Berry Petroleum Co., 10.25%, 6/1/14

 $ 558,025

   100,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

   103,250

   500,000

 B-/B3

 Comstock Resources, Inc., 9.5%, 6/15/20

   540,000

   600,000

 B/NR

 EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20

   672,000

   280,000(g)

 B/B3

 EPE Holdings LLC / EP Energy Bond Co., Inc., 8.125%, 12/15/17 (144A)

   282,800

   920,000

 B-/B2

 Forest Oil Corp., 7.5%, 9/15/20 (144A)

   979,800

   570,000

 CCC+/B3

 Gulfport Energy Corp., 7.75%, 11/1/20 (144A)

   601,350

   650,000

 CCC+/B3

 Halcon Resources Corp., 9.75%, 7/15/20 (144A)

   711,750

   444,000

 B/B2

 Linn Energy LLC / Linn Energy Finance Corp., 11.75%, 5/15/17

   479,520

   455,000

 B-/Caa1

 Midstates Petro Inc.,/Midstates Petroleum Co., LLC, 10.75%, 10/1/20 (144A)

   495,950

   800,000

 B+/NR

 MIE Holdings Corp., 9.75%, 5/12/16 (144A)

   864,000

   200,000

 NR/NR

 National JSC Naftogaz of Ukraine, 9.5%, 9/30/14

   205,500

   1,440,000

 B-/Caa1

 Northern Oil & Gas, Inc., 8.0%, 6/1/20

   1,512,000

 NOK

   2,500,000

 NR/NR

 Norwegian Energy Co., AS, 12.9%, 11/20/14

   469,729

   535,000

 B-/B3

 PDC Energy, Inc., 7.75%, 10/15/22 (144A)

   556,400

   280,000

 CCC+/Caa1

 PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)

   285,600

   480,000

 B-/Caa1

 QR Energy LP / QRE Finance Corp., 9.25%, 8/1/20

   508,800

   240,000

 CCC/Caa1

 Quicksilver Resources, Inc., 7.125%, 4/1/16

   200,400

   700,000

 B-/B3

 Resolute Energy Corp., 8.5%, 5/1/20 (144A)

   717,500

   472,000

 BB-/B3

 Rosetta Resources, Inc., 9.5%, 4/15/18

   526,280

   200,000

 B-/B3

 Samson Investment Co., 9.75%, 2/15/20 (144A)

   212,750

 CAD

   315,000

 B/NR

 Trilogy Energy Corp., 7.25%, 12/13/19 (144A)

   326,086

 $ 11,809,490

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Oil & Gas Storage & Transportation - 0.2%

   450,000(b)

 BB/Ba1

 Southern Union Co., 3.316%, 11/1/66

 $ 388,125

 Total Energy

 $ 19,086,986

 FOOD, BEVERAGE & TOBACCO - 7.2%

 Agricultural Products - 1.0%

   1,127,000

 B/B3

 Southern States Cooperative, Inc., 11.25%, 5/15/15 (144A)

 $ 1,169,263

   500,000

 B/NR

 Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)

   496,250

 $ 1,665,513

 Packaged Foods & Meats - 4.9%

   225,000

 B/(P)B2

 Agrokor DD, 8.875%, 2/1/20 (144A)

 $ 252,844

 EUR

   200,000

 B/B2

 Agrokor DD, 9.875%, 5/1/19 (144A)

   305,847

   650,000

 BB/B1

 Bertin SA / Bertin Finance Ltd., 10.25%, 10/5/16 (144A)

   728,000

   500,000

 B+/B1

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

   417,500

   305,000

 B/B1

 Chiquita Brands International, Inc. / LLC, 7.875%, 2/1/21 (144A)

   307,669

   491,000

 B+/B2

 Corporacion Pesquera Inca SAC, 9.0%, 2/10/17 (144A)

   518,005

   1,100,000

 B/(P)B3

 FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

   1,196,250

   224,421(f)(h)

 NR/NR

 Independencia International, Ltd., 12.0%, 12/30/16 (144A)

   561

   800,000

 B+/B2

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

   728,000

   475,000

 B+/B2

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

   452,437

   700,000

 B+/B2

 Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)

   707,000

   1,600,000

 B+/B1

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

   1,640,000

   200,000

 B+/B1

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

   244,000

   600,000

 B+/B2

 Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)

   588,000

   300,000

 B-/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

   310,125

 $ 8,396,238

 Tobacco - 1.3%

   2,015,000

 B-/B3

 Alliance One International, Inc., 10.0%, 7/15/16

 $ 2,140,937

 Total Food, Beverage & Tobacco

 $ 12,202,688

 GOVERNMENT - 0.2%

 Government - 0.2%

   400,000

 B-/NR

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 $ 339,800

 Total Government

 $ 339,800

 HEALTH CARE EQUIPMENT & SERVICES - 4.6%

 Health Care Equipment & Services - 1.0%

   915,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $ 805,200

   875,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

   980,000

 $ 1,785,200

 Health Care Facilities - 0.5%

   600,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 $ 591,000

   200,000

 CCC+/Caa1

 United Surgical Partners, 9.0%, 4/1/20

   224,500

   26,000(i)

 CCC+/Caa1

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

   19,890

 $ 835,390

 Health Care Services - 2.3%

   378,000

 B-/Caa1

 BioScrip, Inc., 10.25%, 10/1/15

 $ 401,152

   476,000

 CCC/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

   467,670

 –

   1,000,000

 CCC+/Caa2

 Rural / Metro Corp., 10.125%, 7/15/19 (144A)

   1,000,000

   796,459

 CCC+/B3

 Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A)

   811,393

   1,170,000

 CCC+/Caa1

 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)

   1,224,113

 $ 3,904,328

 Health Care Supplies - 0.6%

   455,000

 B/Caa1

 Bausch & Lomb, Inc., 9.875%, 11/1/15

 $ 468,650

   500,000

 B-/Caa1

 Immucor, Inc., 11.125%, 8/15/19

   560,000

 $ 1,028,650

 Health Care Technology - 0.2%

   275,000

 CCC+/Caa1

 Emdeon, Inc., 11.0%, 12/31/19

 $ 316,250

 Total Health Care Equipment & Services

 $ 7,869,818

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 HOUSEHOLD & PERSONAL PRODUCTS - 0.2%

 Personal Products - 0.2%

   300,000

 B/B2

 Revlon Consumer Products Corp., 9.75%, 11/15/15

 $ 316,500

 Total Household & Personal Products

 $ 316,500

 INSURANCE - 26.4%

 Insurance Brokers - 1.1%

   1,000,000

 CCC+/Caa2

 HUB International, Ltd., 8.125%, 10/15/18 (144A)

 $ 1,035,000

 GBP

   475,000

 NR/Caa1

 Towergate Finance Plc, 10.5%, 2/15/19 (144A)

   790,967

 $ 1,825,967

 Multi-Line Insurance - 1.2%

   1,000,000(b)

 BB/Baa3

 Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)

 $ 1,005,000

   670,000(b)

 BB/Baa3

 Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)

   1,018,400

 $ 2,023,400

 Property & Casualty Insurance - 0.0%+

   80,000(b)(d)

 BB+/Ba2

 White Mountains Insurance Group, Ltd., 7.506%, 5/29/49 (144A)

 $ 84,817

 Reinsurance - 24.1%

 EUR

   750,000(a)

 BB/NR

 ATLAS Reinsurance VII, Ltd., 3.65%, 1/7/16 (144A)

 $ 1,026,945

   250,000(a)

 BB-/NR

 ATLAS Reinsurance VII, Ltd., 8.178%, 1/7/16 (144A)

   248,400

 EUR

   500,000(a)

 B/NR

 ATLAS VI Capital, Ltd., 9.686%, 4/6/13 (144A)

  683,001

 EUR

   500,000(a)

 B-/NR

 ATLAS VI Capital, Ltd., 10.5%, 4/7/14 (144A)

   700,851

   1,500,000(a)

 BB+/NR

 Caelus Re II, Ltd., 6.571%, 5/24/13 (144A)

   1,510,500

   900,000(a)

 NR/B1

 Combine Re, Ltd., 10.071%, 1/7/15 (144A)

   966,060

   750,000(a)

 NR/NR

 Combine Re, Ltd., 17.821%, 1/7/15 (144A)

   803,850

   500,000(a)

 BB-/NR

 Compass Re, Ltd., 10.321%, 1/8/15 (144A)

   509,650

   500,000(a)

 B+/NR

 Compass Re, Ltd., 11.321%, 1/8/15 (144A)

   502,650

   1,000,000(a)

 BB+/NR

 Foundation Re III, Ltd., 5.071%, 2/25/15

   1,007,300

   1,000,000(a)

 BB/NR

 Foundation Re III, Ltd., 5.821%, 2/3/14 (144A)

   1,001,100

   500,000(a)

 BB/NR

 East Lane Re Ltd., 6.721%, 3/13/15 (144A)

 $ 503,800

   1,300,000(a)

 B-/NR

 Ibis Re II, Ltd., 13.571%, 2/5/15 (144A)

   1,294,800

   1,000,000(a)

 BB+/NR

 Kibou, Ltd., 5.321%, 2/16/15 (144A)

   1,029,300

   1,800,000(a)

 BB/NR

 Lodestone Re, Ltd., 7.321%, 1/8/14 (144A)

   1,813,860

   1,250,000(a)

 BB-/NR

 Lodestone Re, Ltd., 8.321%, 5/17/13 (144A)

   1,262,125

   1,000,000(a)

 B/NR

 Montana Re, Ltd., 12.211%, 1/8/14 (144A)

   991,600

   2,000,000(a)

 NR/NR

 Montana Re, Ltd., 16.711%, 1/8/14 (144A)

   1,978,800

   1,500,000(a)

 NR/B2

 Mythen Re, Ltd., 11.216%, 5/7/15 (144A)

   1,521,600

   725,000(a)

 B-/NR

 Mythen Re, Ltd., 11.94%, 11/10/16 (144A)

   717,315

   500,000(a)

 NR/NR

 Pelican Re, Ltd., 13.821%, 4/13/15 (144A)

   531,100

   1,200,000(a)

 BB-/NR

 Queen Street II Capital, Ltd., 7.571%, 4/9/14 (144A)

   1,206,600

   1,000,000(a)

 B+/NR

 Queen Street III Capital, Ltd., 4.821%, 7/28/14 (144A)

   1,012,800

   2,000,000(a)

 BB-/NR

 Queen Street IV Capital, Ltd., 7.571%, 4/9/15 (144A)

   1,999,200

   250,000(a)

 B/NR

 Queen Street VII Capital, Ltd., 8.671%, 4/8/16 (144A)

   249,900

   250,000(a)

 NR/NR

 Residential Reinsurance 2010, Ltd., 7.321%, 6/6/13 (144A)

   252,900

   1,250,000(a)

 NR/NR

 Residential Reinsurance 2010, Ltd., 10.821%, 6/6/13 (144A)

   1,269,250

   250,000(a)

 B-/NR

 Residential Reinsurance 2010, Ltd., 13.071%, 6/6/13 (144A)

   255,650

   1,250,000(a)

 B-/NR

 Residential Reinsurance 2011, Ltd., 12.071%, 6/6/15 (144A)

   1,270,875

   250,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 12.821%, 12/6/16 (144A)

   249,325

   1,250,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 19.071%, 12/6/16 (144A)

   1,241,250

   1,000,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 22.071%, 6/6/16 (144A)

   958,300

   1,000,000(i)

 NR/NR

 Sector Re V Ltd., 0.0%, 12/1/17 (144A)

   1,023,400

   500,000(a)

 B-/NR

 Successor X, Ltd., 9.821%, 4/4/13 (144A)

   502,450

   500,000(a)

 NR/B2

 Successor X, Ltd., 11.071%, 1/27/15 (144A)

   515,000

   1,500,000(a)

 B-/NR

 Successor X, Ltd., 11.321%, 11/10/15 (144A)

   1,497,450

   1,250,000(a)

 NR/NR

 Successor X, Ltd., 11.821%, 4/4/13 (144A)

   1,256,000

   2,000,000(a)

 B-/NR

 Successor X, Ltd., 14.683%, 1/7/14 (144A)

   2,000,200

   2,000,000(a)

 NR/NR

 Successor X, Ltd., 16.183%, 1/7/14 (144A)

   1,973,400

   1,000,000(a)

 NR/NR

 Successor X, Ltd., 16.571%, 1/27/15 (144A)

   1,011,500

   500,000(a)

 NR/NR

 Successor X, Ltd., 16.821%, 4/4/13 (144A)

   500,050

 $ 40,850,107

 Total Insurance

 $ 44,784,292

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 MATERIALS - 12.5%

 Aluminum - 0.0%+

   670(g)

 CCC+/Caa1

 Noranda Aluminum Acquisition Corp., 4.524%, 5/15/15

 $ 638

 Commodity Chemicals - 0.5%

   300,000

 BB+/WR

 Basell Finance Co. BV, 8.1%, 3/15/27 (144A)

 $ 396,000

 EUR

   250,000

 CCC/Caa1

 KP Germany Erste GmbH, 11.625%, 7/15/17 (144A)

   381,851

 $ 777,851

 Construction Materials - 0.8%

   865,000

 C/Caa3

 AGY Holding Corp., 11.0%, 11/15/14

 $ 430,337

   389,000

 B/NR

 CEMEX Espana Luxembourg, 9.875%, 4/30/19 (144A)

   436,653

   400,000

 B/NR

 CEMEX Finance LLC, 9.5%, 12/14/16 (144A)

   427,000

   100,000

 B/NR

 CEMEX SAB de CV, 9.0%, 1/11/18 (144A)

   108,000

 $ 1,401,990

 Diversified Chemicals - 1.2%

 EUR

   1,375,000

 CCC+/Caa1

 INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)

 $ 1,871,160

   275,000

 CC/Caa1

 Momentive Performance Materials, Inc., 9.0%, 1/15/21

   213,125

 $ 2,084,285

 Diversified Metals & Mining - 1.7%

   300,000

 CCC+/Caa2

 Midwest Vanadium Pty., Ltd., 11.5%, 2/15/18 (144A)

 $ 193,500

   650,000

 CCC+/Caa1

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

   617,500

   550,000

 CCC+/B3

 Molycorp, Inc., 10.0%, 6/1/20 (144A)

   550,000

   400,000

 B+/B1

 Mongolian Mining Corp., 8.875%, 3/29/17 (144A)

   410,000

   180,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

   194,850

   750,000

 BB/Ba3

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

   886,875

 $ 2,852,725

 Metal & Glass Containers - 0.9%

   560,882(g)

 CCC+/Caa1

 Ardagh Finance SA, 11.125%, 6/1/18 (144A)

 $ 604,350

 EUR

   250,000

 CCC+/B3

 Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)

   352,089

 EUR

   255,000

 B+/Ba3

 Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)

   366,919

   175,000

 CCC+/B3

 BWAY Holdings Co., 10.0%, 6/15/18

   195,562

 $ 1,518,920

 Paper Packaging - 0.7%

   750,103(e)

 NR/NR

 Bio Pappel SAB de CV, 7.0%, 8/27/16

 $ 723,849

   500,000

 B-/Caa1

 Pretium Packaging LLC / Pretium Finance, Inc., 11.5%, 4/1/16

   525,000

 $ 1,248,849

 Paper Products - 2.0%

   500,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $ 527,500

   200,000

 CCC+/B3

 Appleton Papers, Inc., 11.25%, 12/15/15

   216,500

   260,000

 BB/Ba2

 Clearwater Paper Corp., 10.625%, 6/15/16

   282,100

   580,000

 CCC+/Caa2

 Exopack Holdings Corp., 10.0%, 6/1/18

   539,400

   186,000

 B+/B1

 Grupo Papelero Scribe SA de CV, 8.875%, 4/7/20 (144A)

   180,420

   344,000

 B+/B3

 Mercer International, Inc., 9.5%, 12/1/17

   372,380

   392,000

 BB/Ba3

 Resolute Forest Products, 10.25%, 10/15/18

   451,780

   545,000

 BB/Ba2

 Sappi Papier Holding GmbH, 8.375%, 6/15/19 (144A)

   615,850

   255,000

 NR/NR

 Unifrax I LLC/Unifrax HO, 7.5%, 2/15/19

   255,000

 $ 3,440,930

 Precious Metals & Minerals - 0.3%

   500,000

 BB-/Ba3

 ALROSA Finance SA, 8.875%, 11/17/14 (144A)

 $ 554,300

 Steel - 4.4%

   750,000

 B+/B3

 AM Castle & Co., 12.75%, 12/15/16

 $ 885,000

   250,000

 B+/B3

 APERAM, 7.375%, 4/1/16 (144A)

   242,500

   350,000

 B/Caa1

 Atkore International, Inc., 9.875%, 1/1/18

   385,875

   450,000

 B/B3

 Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)

   435,375

   1,245,000

 CCC/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

   971,100

   250,000

 B+/B1

 Evraz Group SA, 8.875%, 4/24/13 (144A)

   253,900

   250,000

 B+/B1

 Evraz Group SA, 9.5%, 4/24/18 (144A)

   289,503

   900,000

 B/Caa1

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

   906,750

   900,000

 NR/B3

 Metinvest BV, 8.75%, 2/14/18 (144A)

   913,095

   600,000

 NR/B3

 Metinvest BV, 10.25%, 5/20/15 (144A)

   634,500

   585,000

 B/B2

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

   628,875

   750,000

 CCC+/Caa2

 Ryerson, Inc., 9.0%, 10/15/17 (144A)

   806,250

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Steel (continued)

 EUR

   50,000

 CCC/Caa2

 Zlomrex International Finance SA, 8.5%, 2/1/14 (144A)

   50,904

 $ 7,403,627

 Total Materials

 $ 21,284,115

 MEDIA - 6.3%

 Advertising - 1.4%

   1,100,000

 NR/B3

 Good Sam Enterprises LLC, 11.5%, 12/1/16

 $ 1,168,750

   716,000

 B/B3

 MDC Partners, Inc., 11.0%, 11/1/16

   787,600

   375,000

 B/B3

 MDC Partners, Inc.,, 11.0%, 11/1/16 (144A)

   412,500

 $ 2,368,850

 Broadcasting - 3.3%

   1,139,556

 CCC+/Caa3

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17

 $ 1,207,929

   125,000(g)

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A)

   132,500

 EUR

   150,000

 NR/NR

 Nara Cable Funding II Ltd., 8.5%, 3/1/20

   200,950

 –

   400,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

   482,413

   430,000

 B-/B3

 Telesat Canada / Telesat LLC, 12.5%, 11/1/17

   467,625

   1,655,000

 B/B3

 Townsquare Radio LLC / Townsquare Radio, Inc., 9.0%, 4/1/19 (144A)

   1,828,775

   990,000

 CCC+/Caa1

 Truven Health Analytics, Inc., 10.625%, 6/1/20 (144A)

   1,093,950

 EUR

   200,000

 B+/B1

 TVN Finance Corp. II AB, 10.75%, 11/15/17 (144A)

   293,888

 $ 5,708,030

 Movies & Entertainment - 1.3%

   1,710,000

 CCC+/Caa1

 AMC Entertainment, Inc., 9.75%, 12/1/20

 $ 1,992,150

   200,000

 CCC+/Caa1

 Production Resource Group, Inc., 8.875%, 5/1/19

   155,500

 $ 2,147,650

 Publishing - 0.3%

   600,000

 CC/Ca

 Cengage Learning Acquisitions, Inc., 10.5%, 1/15/15 (144A)

 $ 189,000

   245,000

 B-/B3

 Interactive Data Corp., 10.25%, 8/1/18

   277,463

 $ 466,463

 Total Media

 $ 10,690,993

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%

 Biotechnology - 0.8%

   300,000

 B/Caa1

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $ 333,000

   1,043,000

 B+/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

   972,598

 $ 1,305,598

 Life Sciences Tools & Services - 0.0%+

   61,297

 B/Caa1

 Catalent Pharma Solutions, Inc., 9.5%, 4/15/15

 $ 61,910

 Pharmaceuticals - 0.7%

   1,215,000(f)

 NR/NR

 KV Pharmaceutical Co., 12.0%, 3/15/15

 $ 1,154,250

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 2,521,758

 REAL ESTATE - 0.3%

 Diversified REIT's - 0.1%

   200,000

 B+/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $ 198,500

 Real Estate Operating Companies - 0.2%

   410,000

 B-/NR

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

 $ 373,100

 Total Real Estate

 $ 571,600

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%

 Semiconductor Equipment - 0.2%

   465,000

 B+/Caa1

 MEMC Electronic Materials, Inc., 7.75%, 4/1/19

 $ 413,850

 Semiconductors - 0.3%

   500,000

 B/B2

 Advanced Micro Devices, 7.5%, 8/15/22 (144A)

 $ 417,500

 Total Semiconductors & Semiconductor Equipment

 $ 831,350

 SOFTWARE & SERVICES - 1.3%

 Application Software - 0.5%

   689,000

 CCC-/Caa2

 Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)

 $ 468,520

   415,000

 B-/B3

 Interface Security Systems Holdings, Inc. / Interface Security Systems LLC, 9.25%, 1/15/18 (144A)

   422,262

 $ 890,782

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Data Processing & Outsourced Services - 0.3%

   404,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $ 416,120

   91,000

 B-/Caa1

 First Data Corp., 9.875%, 9/24/15

   93,275

 $ 509,395

 Systems Software - 0.5%

   938,504(g)(h)

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A)

 $ 844,654

 Total Software & Services

 $ 2,244,831

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%

 Computer Storage & Peripherals - 0.3%

   415,000

 BBB/Baa3

 Seagate Technology International, Inc., 10.0%, 5/1/14 (144A)

 $ 444,050

 Total Technology Hardware & Equipment

 $ 444,050

 TELECOMMUNICATION SERVICES - 2.1%

 Alternative Carriers - 0.2%

   350,000

 NR/WR

 PAETEC Holding Corp., 9.875%, 12/1/18

 $ 403,813

 Integrated Telecommunication Services - 0.5%

   388,000

 CCC+/B3

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 $ 409,825

   300,000

 BB-/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

   347,250

 $ 757,075

 Wireless Telecommunication Services - 1.4%

   300,000

 NR/Caa1

 Digicel Group, Ltd., 10.5%, 4/15/18 (144A)

 $ 334,500

   750,000

 B-/B2

 NII Capital Corp., 10.0%, 8/15/16

   725,625

   1,115,000

 BB/Ba3

 Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (144A)

   1,324,062

 $ 2,384,187

 Total Telecommunication Services

 $ 3,545,075

 TRANSPORTATION - 3.4%

 Air Freight & Logistics - 0.7%

   1,329,000

 CCC+/Caa2

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 $ 1,169,520

 Airlines - 1.1%

   109,515

 BB+/Ba2

 Continental Airlines 1998-1 Class B Pass Through Trust, 6.748%, 3/15/17

 $ 115,133

   250,000

 BB+/Ba3

 Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16

   260,000

   1,000,000

 B-/NR

 Gol Finance, 9.25%, 7/20/20 (144A)

   980,000

   500,000

 BB-/NR

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

   552,500

 $ 1,907,633

 Airport Services - 0.3%

   552,000

 B-/B3

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $ 518,880

 Marine - 0.3%

   525,000

 B+/B3

 Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 9.25%, 4/15/19

 $ 525,000

 Railroads - 0.2%

   293,732(g)

 CCC/Caa3

 Florida East Coast Holdings Corp., 10.5%, 8/1/17

 $ 301,810

 Trucking - 0.8%

   250,000

 BB-/Ba3

 Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19 (144A)

 $ 266,250

   425,000

 B+/B3

 Swift Services Holdings, Inc., 10.0%, 11/15/18

   479,719

   300,000

 B/B3

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

   315,000

   250,000

 B/B3

 Syncreon Global Ireland, Ltd. / Syncreon Global Finance US, Inc., 9.5%, 5/1/18 (144A)

   262,500

 $ 1,323,469

 Total Transportation

 $ 5,746,312

 UTILITIES – 1.8%

 Electric Utilities - 0.6%

   750,000

 CCC/NR

 Cia de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)

 $ 270,000

   419,000

 NR/Caa1

 Empresa Distrbuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

   192,740

   225,000

 BB+/Ba1

 PNM Resources, Inc., 9.25%, 5/15/15

   256,500

   240,000

 CCC/Caa1

 Texas Competitive Electric Holdings Co., LLC / TCEH Finance, Inc., 11.5%, 10/1/20 (144A)

   189,600

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Electric Utilities (continued)

   510,000

 D/Caa3

 Texas Competitive Electric Holdings Co., LLC / TCEH Finance, Inc., 15.0%, 4/1/21

   173,400

 $ 1,082,240

 Gas Utilities - 0.6%

   1,135,000

 B-/B3

 Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)

 $ 987,450

 Independent Power Producers & Energy Traders - 0.6%

   500,000

 B/B1

 InterGen NV, 9.0%, 6/30/17 (144A)

   465,000

   500,000

 NR/B2

 Star Energy Geothermal Wayang Windu Ltd., 11.5%, 2/12/15 (144A)

   530,000

 $ 995,000

 Total Utilities

 $ 3,064,690

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $172,267,152)

 $ 173,793,388

 CONVERTIBLE BONDS & NOTES -  2.7% of Net Assets

 DIVERSIFIED FINANCIALS - 0.1%

 Asset Management & Custody Banks - 0.1%

   120,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $ 126,150

 Total Diversified Financials

 $ 126,150

 HEALTH CARE EQUIPMENT & SERVICES - 1.0%

 Health Care Equipment & Services - 0.8%

   1,040,000(e)

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37

 $ 1,285,700

 Health Care Facilities - 0.2%

   405,000

 B/NR

 LifePoint Hospitals, Inc., 3.5%, 5/15/14

 $ 430,566

 Health Care Services - 0.0%+

   15,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $ 14,962

 Total Health Care Equipment & Services

 $ 1,731,228

 MATERIALS - 1.0%

 Diversified Chemicals - 0.9%

   1,900,000(j)

 B+/NR

 Hercules, Inc., 6.5%, 6/30/29

 $ 1,588,875

 Diversified Metals & Mining - 0.1%

   100,000

 BB/NR

 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16

 $ 103,200

 Total Materials

 $ 1,692,075

 MEDIA - 0.4%

 Movies & Entertainment - 0.4%

   659,000

 B-/NR

 Live Nation Entertainment, Inc., 2.875%, 7/15/27 (144A)

 $ 657,353

 Total Media

 $ 657,353

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%

 Semiconductors - 0.2%

   150,000

 NR/NR

 JA Solar Holdings Co., Ltd., 4.5%, 5/15/13

 $ 142,500

   250,000

 NR/NR

 ReneSola, Ltd., 4.125%, 3/15/18 (144A)

   132,187

   271,000

 NR/NR

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13

   131,435

 Total Semiconductors & Semiconductor Equipment

 $ 406,122

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost  $3,670,825)

 $ 4,612,928

 SOVEREIGN DEBT OBLIGATIONS -  1.4% of Net Assets

 Brazil - 0.3%

 BRL

   750,000

 BBB/Baa2

 Brazilian Government International Bond, 10.25%, 1/10/28

 $ 472,788

 Mexico - 0.5%

 –

   9,370,000

 A-/Baa1

 Mexican Bonos, 7.5%, 6/3/27

 $ 894,486

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Ukraine - 0.6%

 –

   900,000

 B/B3

 Ukraine Government International Bond, 6.75%, 11/14/17 (144A)

 $ 970,750

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost  $2,041,547)

 $ 2,338,024

 Shares

 COMMON STOCKS -  0.4% of Net Assets

 AUTOMOBILES & COMPONENTS - 0.1%

 Auto Parts & Equipment - 0.1%

   2,010

 Lear Corp.

 $ 98,490

 Total Automobiles & Components

 $ 98,490

 DIVERSIFIED FINANCIALS - 0.0%+

 Other Diversified Financial Services - 0.0%+

   731(k)

 BTA Bank JSC (G.D.R.)

 $ 727

 Total Diversified Financials

 $ 727

 ENERGY - 0.1%

 Oil & Gas Drilling - 0.1%

   1,109(k)

 Rowan Companies, Plc, Class A

 $ 38,238

 Oil & Gas Equipment & Services - 0.0%+

 NOK

   8,343(k)

 Sevan Marine ASA

 $ 32,366

 Total Energy

 $ 70,604

 MATERIALS - 0.0%+

 Forest Products - 0.0%+

 CAD

   13,963(k)

 Ainsworth Lumber Co., Ltd.

 $ 37,868

 Total Materials

 $ 37,868

 SOFTWARE & SERVICES - 0.0%+

 Systems Software - 0.0%+

   2,114(h)(k)

 Perseus Holding Corp.

 $ 5,285

 Total Software & Services

 $ 5,285

 TRANSPORTATION - 0.2%

 Marine - 0.2%

   247,509(h)(k)

 Horizon Lines, Inc., Class A

 $ 368,788

 Total Transportation

 $ 368,788

 TOTAL COMMON STOCKS

 (Cost  $823,098)

 $ 581,762

 CONVERTIBLE PREFERRED STOCK -  0.3% of Net Assets

 DIVERSIFIED FINANCIALS - 0.3%

 Other Diversified Financial Services - 0.3%

   470(d)

 Bank of America Corp., 7.25

 $ 557,312

 Total Diversified Financials

 $ 557,312

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost  $382,900)

 $ 557,312

 PREFERRED STOCKS -  0.7% of Net Assets

 DIVERSIFIED FINANCIALS - 0.6%

 Other Diversified Financial Services - (continued) - 0.6%

   40,675(b)

 GMAC Capital Trust I, 8.125

 $ 1,084,802

 Total Diversified Financials

 $ 1,084,802

 SOFTWARE & SERVICES - 0.1%

 Data Processing & Outsourced Services - 0.1%

   1,110(h)(k)

 Perseus Holding Corp., 14.0

 $ 86,025

 Total Software & Services

 $ 86,025

 TOTAL PREFERRED STOCKS

 (Cost  $933,996)

 $ 1,170,827

 Principal

 Amount

 Value

 TEMPORARY CASH INVESTMENTS - 2.3% - of Net Assets

 REPURCHASE AGREEMENT: 2.3%

   3,925,000

Scotia Bank, 0.16%, dated 2/1/13, dated 12/31/12, repurchase price of $3,580,000 plus accrued interest on 1/2/13 collateralized by 3,651,662 Federal National Mortgage Association, 3.0% - 5.5%, 7/1/22 - 9/1/42.

 $ 3,925,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $3,925,000)

 $ 3,925,000

 TOTAL INVESTMENTS IN SECURITIES - 141.3%

 (Cost - $236,249,967) (l)

   239,651,664

 OTHER ASSETS AND LIABILITIES - (41.3)%

 $ (70,005,649)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS - 100.0%

 $ 169,646,015

+           Amount rounds less than 0.1%

 NR

 Security not rated by S&P or Moody's.

 WR

 Rating withdrawn by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2013, the value of these securities amounted to $126,850,906, or 74.8% of total net assets applicable to common shareowners.

  *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at January 31, 2013.

 (a)

 Floating rate note.  The rate shown is the coupon rate at January 31, 2013.

 (b)

 The interest rate is subject to change periodically. The interest is shown is the rate at January 31, 2013.

 (c)

 Security is valued using fair value methods.

 (d)

 Security is perpetual in nature and has no stated maturity date.

 (e)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.  The rate shown is the rate at January 31, 2013.

 (f)

 Security is in default and is non income producing.

 (g)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (h)

Indicates a security that has been deemed as illiquid.  The aggregate cost of illiquid securities is $6,937,602.  The aggregate fair value of $4,744,953 represents 2.8% of total net assets applicable to common shareowners.

 (i)

 Security issued with a zero coupon.  Income is recognized through accretion of discount.

 (j)

 Security is priced as a unit.

 (k)

 Non-income producing.

 (l)

 At January 31, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $236,249,967 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 13,426,106

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   (10,024,409)

 Net unrealized gain

 $ 3,401,697

 For financial reporting purposes net unrealized gain on investments was

 $ 3,401,697 and cost of investments aggregated  $236,249,967.

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 BRL

 -

 Brazilian Real

 EUR

 -

 Euro

 GBP

 -

 Great British Pound

 NOK

  -

 Norwegian Krone

 MXN

 -

 Mexican Peso

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as level 3.

 The following is a summary of the inputs used as of January 31, 2013, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 ASSET BACKED SECURITIES

$
–

$
2,502,844

$
–

$
2,502,844

 COLLATERALIZED MORTGAGE OBLIGATIONS

–

1,383,280

–

1,383,280

 COMMERCIAL MORTGAGE-BACKED SECURITIES

–

730,871

–

730,871

 SENIOR SECURED FLOATING RATE LOAN INTERESTS

 Diversified Chemicals

–

346,618

1,221,705

1,568,323

     All Other

–

46,487,105

–

46,487,105

 CORPORATE BONDS & NOTES

 Auto Parts & Equipment

–

1,639,140

–
*

1,639,140

     All Other

–

172,154,248

–

172,154,248

 CONVERTIBLE BONDS & NOTES

–

4,612,928

–

4,612,928

 SOVEREIGN DEBT OBLIGATIONS

–

2,338,024

–

2,338,024

 COMMON STOCKS

 Systems Software

–

5,285

–

5,285

     All Other

576,477

–

–

576,477

 CONVERTIBLE PREFERRED STOCK:

557,312

–

–

557,312

 PREFERRED STOCKS

 Data Processing & Outsourced Services

–

86,025

–

86,025

     All Other

1,084,802

–

–

1,084,802

 TEMPORARY CASH INVESTMENTS

 REPURCHASE AGREEMENT

–

3,925,000

–

3,925,000

 TOTAL INVESTMENTS IN SECURITIES- Assets

$
2,218,591

$
236,211,368

$
1,221,705

$
239,651,664

 OTHER FINANCIAL INSTRUMENTS**

–

(324,701
)

–

(324,701
)

   * Security is valued at $0.

  ** Other financial instruments include the unrealized depreciation on forward foreign currency contracts and unrealized depreciation on unfunded loan commitments.

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance as of 4/30/12

 Realized

 gain (loss)

 Change in

 Unrealized appreciation

 (depreciation)(1)

 Purchases

 Sales

 Accrued

 discounts/ premiums

 Transfers in to

 Level 3*

 Transfers out of

 Level 3*

 Balance as of 1/31/13

 SENIOR SECURED FLOATING RATE LOAN INTERESTS

 Diversified Chemicals

$
–

$
–

$
56,610

$
1,165,095

$
–

$
–

$
–

$
–

$
1,221,705

 COPORATE BONDS & NOTES

 Auto Parts & Equipment

–

–

-

-

–

–

–

–

-

 CONVERTIBLE BONDS & NOTES

 Marine

296,699

(324,430
)

(432,867
)

21,875

(429,276
)

6,265

–

–

-

 COMMON

 STOCKS

 Diversified Metals &

 Mining

244,923

(256,250
)

52,148

-

(40,821
)

–

–

–

-

 Total

$
541,622

$
(584,680
)

$
541,625

$
1,186,970

$
(470,097
)

$
6,265

$
–

$
–

$
1,221,705

Transfers are calculated on the end of period value.

The change in unrealized appreciation of Level 3 investments still held at 1/31/13 is $56,610.

For the nine months ended January 31, 2013, there were no transfers between Levels 1, 2, and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Diversified High Income Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date April 1, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date April 1, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date April 1, 2013 * Print the name and title of each signing officer under his or her signature.